Note F - Note Receivable (Details Textual) - USD ($)				3 Months Ended
	Feb. 06, 2024	Jul. 06, 2022	Feb. 25, 2022	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Note receivable, net of allowance				$ 295,000	$ 0	$ 82,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)				5.00%
Accounts Receivable, Allowance for Credit Loss					$ 186,000
Notes Receivable, Periodic Payment		$ 15,000	$ 1,000
Forecast [Member]
Notes Receivable, Periodic Payment	$ 2,000